Lease liabilities - Undiscounted lease payments (Details) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025	Nov. 30, 2025	Aug. 31, 2025
Lease liabilities
Undiscounted lease payments					$ 10,264,740
Short-term lease expense	$ 328,167	$ 108,954	$ 987,555	$ 331,360
Weighted average interest rate	8.21%		8.21%			7.93%
Less than one year
Lease liabilities
Undiscounted lease payments					3,167,357
One to five years
Lease liabilities
Undiscounted lease payments					$ 7,097,383